DEBT (Details Narrative) - USD ($)				3 Months Ended		12 Months Ended
	Sep. 17, 2024	Jul. 18, 2024	Jan. 18, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Mar. 02, 2025	Feb. 28, 2025	Sep. 16, 2024	Aug. 23, 2024	Apr. 08, 2024	Oct. 01, 2023	Oct. 14, 2022
Short-Term Debt [Line Items]
Face amount		$ 7,500,000						$ 450,000
Interest rate		12.00%
Aggregate subscription price						$ 2,580,000
Debt discount				$ 267,301		284,283
Gains losses on extinguishment of debt				$ (7,500)		$ (1,888,889)
Debt term				5 years		5 years
First Anniversary [Member]
Short-Term Debt [Line Items]
Payment of long term debt		$ 1,125,000
Second Anniversary [Member]
Short-Term Debt [Line Items]
Payment of long term debt		1,875,000
Common Class A [Member] | Bridge Warrant Shares [Member]
Short-Term Debt [Line Items]
Warrant exercise price												$ 0.01
Warrant purchase	188,889											188,889
Warrant purchase										$ 1,887,001
Gains losses on extinguishment of debt	$ 1,888,889
IPO [Member] | Common Class A [Member]
Short-Term Debt [Line Items]
Aggregate subscription price			$ 1,700,000
Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
Debt issuance cost				$ 23,500		$ 23,500
Amortization of debt discount				189,000		189,000
Debt discount				0		0
Interest expense						298,000
Securities Purchase Agreement [Member] | IPO [Member]
Short-Term Debt [Line Items]
Debt instrument description			The aggregate gross proceeds received from the investors in connection with the Security Purchase Agreement (“SPA”) was $1,700,000. The Notes were issued at a 10% original issue discount (“OID”) and accrue interest at a rate of 10% per annum beginning 60 days after issuance of the Notes. All accrued and unpaid principal and interest shall be due and payable upon the earlier of (1) the closing of the IPO, (2) January 18, 2025 or (3) upon an event of default as defined in the Notes.
Loan And Security Agreement [Member]
Short-Term Debt [Line Items]
Face amount		750,000		7,050,000					$ 7,050,000
Loan And Security Agreement [Member] | GreenAcres Market [Member]
Short-Term Debt [Line Items]
Face amount		$ 7,500,000
Interest rate		12.00%
Debt term		3 years
Acquisition percentage		10.00%
Promissory Notes [Member]
Short-Term Debt [Line Items]
Face amount														$ 3,000,000
Interest rate														6.00%
Outstanding Debt				1,662,000		1,809,000	2,378,000
Interest expense				26,000	35,000	127,000	160,000
Secured Promissory Notes [Member]
Short-Term Debt [Line Items]
Face amount				560,000		595,000	728,000						$ 750,000
Interest rate													6.00%
Interest expense				9,000	11,000	40,000	39,000
Debt fair value													$ 718,000
Secured Promissory Notes [Member] | Acquisition Loan And Security Agreement [Member]
Short-Term Debt [Line Items]
Face amount											$ 1,825,000
Interest rate											6.00%
Outstanding Debt				1,639,000		1,720,000	0
Interest expense				$ 25,000	$ 0	$ 36,000	$ 0
Unsecured Promissory Note [Member] | Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
Interest rate			10.00%
Aggregate subscription price			$ 1,889,000
Unsecured Promissory Note [Member] | Securities Purchase Agreement [Member] | IPO [Member]
Short-Term Debt [Line Items]
Aggregate subscription price			$ 1,889,000